Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

26.Provisions

The Provisions, which amount to €16,055 thousand as at December 31, 2025 (December 31, 2024: €5,084 thousand) represent management’s best estimate of the potential liabilities. In managements’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the liabilities that could arise from the underlying circumstances.

The following tables show the movement of the provisions in 2025 and 2024:

		Provisions for
	Provisions for	contingencies	Provision for	Other	Total
(Euro thousands)	litigation	and losses	restructuring	provisions	provisions
At January 1, 2024	7,191	1,930	—	323	9,444
Of which current	5,181	954	—	135	6,270
Of which non-current	2,010	976	—	188	3,174
Provisions	509	582	—	406	1,497
Releases	(1,217)	—	—	(93)	(1,310)
Utilizations	(4,146)	(48)	—	(31)	(4,225)
Exchange differences	(413)	91	—	—	(322)
At December 31, 2024	1,924	2,555	—	605	5,084
Of which current	—	1,117	—	407	1,524
Of which non-current	1,924	1,438	—	198	3,560
Provisions	726	—	11,527	1,333	13,586
Releases	(1,025)	—	—	—	(1,025)
Utilizations	(611)	(552)	—	(73)	(1,236)
Transfer to held for sale	(20)	—	—	(82)	(102)
Exchange differences	—	(252)	—	—	(252)
At December 31, 2025	994	1,751	11,527	1,783	16,055
Of which current	574	778	—	1,632	2,984
Of which non-current	420	973	11,527	151	13,071

The provision for litigation includes provisions for various litigated matters that have occurred in the ordinary course of business.

The provision for restructuring includes costs directly associated with reorganization plans, covering tax exposures, litigation risks arising from restructuring activities, employee severance arrangement and other incremental costs directly attributable to the restructuring.

The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations.